Stock-Based Compensation (Tables) - SHAPEWAYS, INC	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Summary of assumptions used to determine the fair value of the stock-based compensation

	Year Ended December 31,
	2020	2019
Expected term (in years)	6	6
Expected volatility	51.12%	49.74%
Risk-free interest rate	0.37% – 1.46%	1.64% – 2.61%
Dividend yield	—%	—%

Summary of stock option plan and the activity

			Weighted
			Average
		Weighted	Remaining
	Shares	Average	Contractual
	Underlying	Exercise	Term
	Options	Price	(in years)
Outstanding at January 1, 2021	8,247,340	$0.44	6.72
Granted	37,000	$0.28	—
Forfeited	(223,333)	$0.36	—
Exercised	(134,877)	$0.51	—
Outstanding at June 30, 2021	7,926,130	$0.44	6.34
Exercisable at June 30, 2021	5,396,377	$0.48	5.42

			Weighted Average
			Remaining
	Shares Underlying	Weighted Average	Contractual Term	Aggregate Intrinsic
	Options	Exercise Price	(in years)	Value
Outstanding at January 1, 2019	6,679,080	$0.46	6.35	$136
Granted	1,814,392	$0.37	—
Forfeited	(848,494)	$0.40	—
Exercised	(94,346)	$0.35	—
Outstanding at December 31, 2019	7,550,632	$0.44	6.77	$190
Granted	2,251,449	$0.37	—
Forfeited	(1,237,602)	$0.39	—
Exercised	(317,139)	$0.27	—
Outstanding at December 31, 2020	8,247,340	$0.44	6.72	$8
Exercisable at December 31, 2020	4,936,601	$0.49	5.40	$8